Going Concern Uncertainty (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (161,730,012)	$ (160,386,420)	$ (159,616,335)
Cash from operating activities	$ 109,863		$ (23,950)